UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/11

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.43%

COMMON STOCKS 57.55%

Aerospace & Defense 0.88%

DigitalGlobe, Inc.*	50	$1,614,000
Hexcel Corp.*	335	6,214,250
Moog, Inc. Class A*	125	5,676,250

Total		13,504,500

Airlines 0.25%

United Continental Holdings, Inc.*	158	3,786,300

Auto Components 0.42%

Cooper-Standard Holdings, Inc.*	19	963,220
Cooper-Standard Holdings, Inc.*(a)	112	5,530,972

Total		6,494,192

Automobiles 0.36%

Honda Motor Co., Ltd. ADR	125	5,461,250

Beverages 0.62%

PepsiCo, Inc.	150	9,513,000

Biotechnology 1.75%

Amgen, Inc.*	100	5,133,000
BioMarin Pharmaceutical, Inc.*	135	3,302,100
Celgene Corp.*	165	8,761,500
Genzyme Corp.*	60	4,527,000
Human Genome Sciences, Inc.*	200	5,006,000

Total		26,729,600

Capital Markets 1.11%

Franklin Resources, Inc.	50	6,281,000
Morgan Stanley	100	2,968,000
State Street Corp.	75	3,354,000
T. Rowe Price Group, Inc.	65	4,353,700

Total		16,956,700

Chemicals 2.31%

Celanese Corp. Series A	120	4,974,000
CF Industries Holdings, Inc.	20	2,825,600
Dow Chemical Co. (The)	165	6,131,400
LyondellBasell Industries NV Class A (Netherlands)*(b)	190	7,220,158
Monsanto Co.	85	6,110,650
Rockwood Holdings, Inc.*	175	8,146,250

Total		35,408,058

Commercial Banks 2.63%

Huntington Bancshares, Inc.	350	2,394,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Shares (000)	Value
Commercial Banks (continued)

PNC Financial Services Group, Inc. (The)	60	$3,702,000
Regions Financial Corp.	400	3,056,000
SunTrust Banks, Inc.	100	3,017,000
U.S. Bancorp	350	9,705,500
Wells Fargo & Co.	475	15,323,500
Zions Bancorporation	135	3,153,600

Total		40,351,600

Communications Equipment 1.39%

Aruba Networks, Inc.*	120	3,654,000
JDS Uniphase Corp.*	350	8,634,500
QUALCOMM, Inc.	150	8,937,000

Total		21,225,500

Computers & Peripherals 2.70%

Apple, Inc.*	60	21,192,600
Fortinet, Inc.*	35	1,429,400
Hewlett-Packard Co.	200	8,726,000
International Business Machines Corp.	35	5,665,800
QLogic Corp.*	240	4,334,400

Total		41,348,200

Consumer Finance 0.44%

Capital One Financial Corp.	135	6,718,950

Containers & Packaging 0.25%

Temple-Inland, Inc.	165	3,859,350

Distributors 0.55%

Genuine Parts Co.	160	8,430,400

Diversified Financial Services 2.09%

Bank of America Corp.	935	13,361,150
JPMorgan Chase & Co.	400	18,676,000

Total		32,037,150

Diversified Telecommunication Services 2.32%

AT&T, Inc.	500	14,190,000
CenturyLink, Inc.	150	6,177,000
Qwest Communications International, Inc.	600	4,092,000
Verizon Communications, Inc.	200	7,384,000
Windstream Corp.	300	3,762,000

Total		35,605,000

Electric: Utilities 0.65%

UniSource Energy Corp.	275	10,026,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Shares (000)	Value
Electrical Equipment 1.70%

A123 Systems, Inc.*	220	$2,085,600
AMETEK, Inc.	60	2,517,000
Cooper Industries plc	60	3,861,000
Emerson Electric Co.	185	11,037,100
Rockwell Automation, Inc.	75	6,579,750

Total		26,080,450

Food & Staples Retailing 1.57%

CVS Caremark Corp.	135	4,463,100
Ingles Markets, Inc. Class A	443	8,526,832
SUPERVALU, INC.	165	1,423,950
Wal-Mart Stores, Inc.	185	9,616,300

Total		24,030,182

Food Products 1.15%

H.J. Heinz Co.	150	7,533,000
Kellogg Co.	100	5,356,000
Kraft Foods, Inc. Class A	150	4,776,000

Total		17,665,000

Hotels, Restaurants & Leisure 1.46%

Carnival Corp.	50	2,133,500
Marriott International, Inc. Class A	140	5,489,400
McDonald’s Corp.	115	8,703,200
Starwood Hotels & Resorts Worldwide, Inc.	100	6,110,000

Total		22,436,100

Household Products 0.49%

Procter & Gamble Co. (The)	120	7,566,000

Industrial Conglomerates 1.04%

3M Co.	60	5,533,800
General Electric Co.	500	10,460,000

Total		15,993,800

Information Technology Services 0.89%

SAIC, Inc.*	500	8,170,000
SRA International, Inc. Class A*	200	5,446,000

Total		13,616,000

Insurance 0.62%

MetLife, Inc.	200	9,472,000

Internet Software & Services 0.43%

GSI Commerce, Inc.*	200	4,158,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Shares (000)	Value
Internet Software & Services (continued)

Sohu.com, Inc. (China)*(b)	30	$2,438,644

Total		6,596,644

Machinery 3.99%

Actuant Corp. Class A	350	9,905,000
Caterpillar, Inc.	50	5,146,500
Danaher Corp.	240	12,144,000
Dover Corp.	38	2,409,375
Pall Corp.	150	8,154,000
Parker Hannifin Corp.	100	8,918,000
Snap-on, Inc.	250	14,357,500

Total		61,034,375

Media 1.91%

Belo Corp. Class A*	350	2,789,500
Charter Communications, Inc. Class A*(c)	67	3,071,625
Interpublic Group of Cos., Inc. (The)*	550	7,260,000
Omnicom Group, Inc.	90	4,581,000
Time Warner, Inc.	115	4,393,000
Walt Disney Co. (The)	165	7,217,100

Total		29,312,225

Metals & Mining 0.38%

Barrick Gold Corp. (Canada)(b)	82	4,324,638
Titanium Metals Corp.*	75	1,424,250

Total		5,748,888

Multi-Line Retail 1.51%

J.C. Penney Co., Inc.	150	5,244,000
Kohl’s Corp.*	150	8,083,500
Target Corp.	185	9,721,750

Total		23,049,250

Oil, Gas & Consumable Fuels 9.44%

Chevron Corp.	350	36,312,500
ConocoPhillips	360	28,033,200
Continental Resources, Inc.*	135	9,386,550
Devon Energy Corp.	60	5,486,400
EOG Resources, Inc.	100	11,231,000
Exxon Mobil Corp.	325	27,797,250
Hess Corp.	128	11,113,731
Marathon Oil Corp.	200	9,920,000
Petroleo Brasileiro SA ADR	152	5,331,772

Total		144,612,403

Pharmaceuticals 5.08%

Bristol-Myers Squibb Co.	400	10,324,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments			Shares (000)	Value
Pharmaceuticals (continued)

Johnson & Johnson			200	$12,288,000
Merck & Co., Inc.			135	4,396,950
Mylan, Inc.*			1,203	27,521,392
Pfizer, Inc.			700	13,468,000
Salix Pharmaceuticals Ltd.*			50	1,667,000
Teva Pharmaceutical Industries Ltd. ADR			161	8,067,002

Total				77,732,344

Real Estate Investment Trusts 0.11%

Simon Property Group, Inc.			15	1,650,600

Road & Rail 0.62%

Union Pacific Corp.			100	9,541,000

Semiconductors & Semiconductor Equipment 0.68%

Intel Corp.			250	5,367,500
PMC-Sierra, Inc.*			250	1,975,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR			251	3,087,850

Total				10,430,350

Software 3.27%

Adobe Systems, Inc.*			200	6,900,000
Blackboard, Inc.*			75	2,625,750
Citrix Systems, Inc.*			40	2,806,400
Microsoft Corp.			700	18,606,000
Nuance Communications, Inc.*			275	5,131,500
Oracle Corp.			300	9,870,000
Sourcefire, Inc.*			150	4,065,000

Total				50,004,650

Specialty Retail 0.49%

Best Buy Co., Inc.			75	2,418,000
Home Depot, Inc. (The)			135	5,058,450

Total				7,476,450

Total Common Stocks (cost $689,148,839)				881,504,961

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 6.68%

Airlines 0.07%

United Continental Holdings, Inc.	4.50%	6/30/2021	$1,100	1,131,680

Automobiles 0.40%

Ford Motor Co.	4.25%	11/15/2016	3,325	6,093,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages 0.23%

Molson Coors Brewing Co.	2.50%	7/30/2013	$3,000	$3,465,000

Biotechnology 1.18%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	3,000	4,698,750
Gilead Sciences, Inc.	0.625%	5/1/2013	8,000	9,230,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	3,500	4,156,250

Total				18,085,000

Commercial Services & Supplies 0.14%

CRA International, Inc.	2.875%	6/15/2034	2,000	2,132,500

Electrical Equipment 0.62%

Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	9,427,500

Electronic Equipment, Instruments & Components 0.31%

Itron, Inc.	2.50%	8/1/2026	4,500	4,713,750

Energy Equipment & Services 0.15%

SunPower Corp.	4.75%	4/15/2014	2,275	2,374,531

Health Care Providers & Services 0.44%

Five Star Quality Care, Inc.	3.75%	10/15/2026	7,025	6,770,344

Information Technology Services 0.47%

CACI International, Inc.	2.125%	5/1/2014	2,000	2,477,500
Symantec Corp.	0.75%	6/15/2011	4,500	4,719,375

Total				7,196,875

Media 0.16%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	2,500	2,500,000

Metals & Mining 0.47%

Newmont Mining Corp.	1.25%	7/15/2014	4,000	5,355,000
Newmont Mining Corp.	3.00%	2/15/2012	1,500	1,912,500

Total				7,267,500

Pharmaceuticals 0.16%

Allergan, Inc.	1.50%	4/1/2026	2,000	2,380,000

Real Estate Investment Trusts 0.17%

ERP Operating LP	3.85%	8/15/2026	2,500	2,589,000

Semiconductors & Semiconductor Equipment 0.64%

Intel Corp.	2.95%	12/15/2035	5,000	5,268,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Semiconductors & Semiconductor Equipment (continued)

Xilinx, Inc.†	2.625%	6/15/2017	$3,500	$4,480,000

Total				9,748,750

Software 0.93%

EMC Corp.	1.75%	12/1/2011	3,000	5,115,000
Informatica Corp.	3.00%	3/15/2026	3,900	9,184,500

Total				14,299,500

Wireless Telecommunication Services 0.14%

SBA Communications Corp.	4.00%	10/1/2014	1,400	2,145,500

Total Convertible Bonds (cost $91,466,621)				102,320,492

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 7.60%

Auto Components 0.32%

Autoliv, Inc. (Sweden)(b)	8.00%		40	4,046,600
Cooper-Standard Holdings, Inc. PIK(a)	7.00%		4	824,500

Total				4,871,100

Automobiles 0.24%

General Motors Co.	4.75%		74	3,739,680

Capital Markets 0.76%

AMG Capital Trust I	5.10%		200	10,137,500
Legg Mason, Inc.	7.00%		45	1,512,000

Total				11,649,500

Commercial Banks 0.79%

Fifth Third Bancorp	8.50%		33	4,972,500
Wells Fargo & Co.	7.50%		7	7,158,500

Total				12,131,000

Communications Equipment 0.09%

Lucent Technologies Capital Trust I	7.75%		1	1,367,100

Diversified Financial Services 0.98%

Bank of America Corp.	7.25%		6	5,522,000
Citigroup, Inc.	7.50%		70	9,415,000

Total				14,937,000

Electric: Utilities 0.39%

NextEra Energy, Inc.	8.375%		119	5,980,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Interest Rate		Shares (000)	Value
Food Products 1.11%

Archer Daniels Midland Co.	6.25%		200	$9,218,000
Bunge Ltd.	4.875%		75	7,828,125

Total				17,046,125

Insurance 0.66%

Hartford Financial Services Group, Inc. (The)	7.25%		135	3,735,450
XL Group plc (Ireland)(b)	10.75%		200	6,440,000

Total				10,175,450

Oil, Gas & Consumable Fuels 1.84%

Apache Corp.	6.00%		160	10,899,200
El Paso Corp.	4.99%		12	17,238,000

Total				28,137,200

Road & Rail 0.41%

Kansas City Southern	5.125%		4	6,274,625

Thrifts & Mortgage Finance 0.01%

Fannie Mae	8.75%		100	80,150

Total Convertible Preferred Stocks (cost $100,318,108)				116,389,600

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 0.40%

Diversified Financial Services 0.24%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	$3,350	3,598,459

Software 0.16%

Nuance Communications, Inc. Incremental Term Loan	2.02%	3/29/2013	2,487	2,480,896

Total Floating Rate Loans (cost $5,539,677)				6,079,355

			Shares (000)
FOREIGN COMMON STOCKS(e) 4.74%

China 0.39%

Metals & Mining 0.15%

China Zhongwang Holdings Ltd.			5,640	2,288,281

Specialty Retail 0.24%

GOME Electrical Appliances Holdings Ltd.*			10,899	3,680,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Shares (000)	Value
China (continued)

Total China		$5,968,863

France 0.56%

Automobiles 0.25%

Renault SA*	63	3,878,584

Electrical Equipment 0.31%

Alstom SA	79	4,732,239

Total France		8,610,823

Germany 0.86%

Air Freight & Logistics 0.31%

Deutsche Post AG Registered Shares	260	4,766,115

Household Products 0.28%

Henkel KGaA	85	4,326,003

Software 0.27%

SAP AG	67	4,037,076

Total Germany		13,129,194

Japan 0.35%

Household Durables
Sony Corp.	148	5,403,901

Norway 0.44%

Commercial Banks
DnB NOR ASA	432	6,680,333

Singapore 0.22%

Airlines
Singapore Airlines Ltd.	313	3,351,989

Switzerland 0.89%

Chemicals 0.33%

Syngenta AG Registered Shares	15	5,094,478

Food Products 0.28%

Nestle SA Registered Shares	76	4,290,034

Pharmaceuticals 0.28%

Roche Holding Ltd. AG	28	4,221,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments			Shares (000)	Value
Switzerland (continued)

Total Switzerland				$13,606,059

United Kingdom 1.03%

Metals & Mining 0.62%

Anglo American plc			102	5,514,639
Vedanta Resources plc			101	3,956,212

Total				9,470,851

Wireless Telecommunication Services 0.41%

Vodafone Group plc			2,218	6,284,424

Total United Kingdom				15,755,275

Total Foreign Common Stocks (cost $66,157,095)				72,506,437

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 21.41%

Aerospace & Defense 0.26%

GeoEye, Inc.	9.625%	10/1/2015	$3,550	4,020,375

Air Freight & Logistics 0.25%

Park-Ohio Industries, Inc.	8.375%	11/15/2014	3,700	3,811,000

Airlines 0.23%

United Airlines, Inc.†	9.875%	8/1/2013	3,150	3,441,375

Auto Components 0.09%

Dana Holding Corp.	6.50%	2/15/2019	200	203,000
Dana Holding Corp.	6.75%	2/15/2021	100	101,750
Uncle Acquisition 2010 Corp.†	8.625%	2/15/2019	1,065	1,139,550

Total				1,444,300

Automobiles 0.26%

TRW Automotive, Inc.†	8.875%	12/1/2017	3,500	3,976,875

Building Products 0.10%

New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	1,500	1,541,250

Capital Markets 0.56%

Nuveen Investments, Inc.	10.50%	11/15/2015	4,900	5,034,750
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	450	502,875
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	3,031,460

Total				8,569,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals 0.69%

Chemtura Corp.†	7.875%	9/1/2018	$2,000	$2,140,000
Dow Chemical Co. (The)	8.55%	5/15/2019	1,250	1,587,413
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	4,250	4,313,750
Lyondell Chemical Co.†	8.00%	11/1/2017	2,249	2,537,153

Total				10,578,316

Commercial Banks 0.35%

SVB Financial Group	5.375%	9/15/2020	1,625	1,605,905
Zions Bancorporation	7.75%	9/23/2014	3,500	3,808,294

Total				5,414,199

Commercial Services & Supplies 0.55%

Bunge NA Finance LP	5.90%	4/1/2017	1,625	1,677,825
First Data Corp.†	8.25%	1/15/2021	2,500	2,500,000
First Data Corp.	9.875%	9/24/2015	302	306,530
First Data Corp.†	12.625%	1/15/2021	1,349	1,419,823
International Lease Finance Corp.†	8.75%	3/15/2017	2,200	2,519,000
Old AII, Inc.(f)	10.00%	12/15/2016	1,800	9,270

Total				8,432,448

Communications Equipment 1.11%

Avaya, Inc.†	7.00%	4/1/2019	3,075	3,059,625
Brocade Communications Systems, Inc.	6.625%	1/15/2018	3,500	3,696,875
Brocade Communications Systems, Inc.	6.875%	1/15/2020	1,950	2,101,125
CommScope, Inc.†	8.25%	1/15/2019	4,250	4,430,625
Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,670,625

Total				16,958,875

Consumer Finance 0.29%

Ford Motor Credit Co. LLC	8.00%	6/1/2014	2,000	2,238,446
Springleaf Finance Corp.	6.90%	12/15/2017	2,500	2,256,250

Total				4,494,696

Containers & Packaging 0.99%

Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017	1,200	1,284,000
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	1,350	1,488,375
Ball Corp.	7.375%	9/1/2019	2,500	2,731,250
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	6,000	5,985,000
Graphic Packaging International, Inc.	9.50%	8/15/2013	2,014	2,064,350
Sealed Air Corp.	7.875%	6/15/2017	1,500	1,671,928

Total				15,224,903

Diversified Financial Services 0.99%

Capital One Capital VI	8.875%	5/15/2040	3,445	3,681,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financial Services (continued)

International Lease Finance Corp.	8.25%	12/15/2020	$650	$723,937
New York City Industrial Development Agency†	11.00%	3/1/2029	2,800	3,515,904
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	3,000	3,281,250
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	2,850	3,099,375
Wachovia Capital Trust III	5.80%	— (g)	1,000	913,750

Total				15,216,060

Diversified Telecommunication Services 0.75%

Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	4,150	4,611,688
SBA Telecommunications, Inc.	8.25%	8/15/2019	2,500	2,768,750
Windstream Corp.	7.00%	3/15/2019	4,000	4,020,000

Total				11,400,438

Electric: Utilities 0.41%

Ameren Illinois Co.	9.75%	11/15/2018	2,500	3,225,105
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	5,500	3,121,250

Total				6,346,355

Electronic Equipment, Instruments & Components 0.22%

Emerson Electric Co.	5.25%	10/15/2018	3,000	3,314,946

Food Products 0.17%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	1,250	1,268,750
Corn Products International, Inc.	4.625%	11/1/2020	1,300	1,283,926

Total				2,552,676

Health Care Equipment & Supplies 1.06%

Bausch & Lomb, Inc.	9.875%	11/1/2015	2,000	2,175,000
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,500	3,867,500
Biomet, Inc.	10.00%	10/15/2017	3,000	3,356,250
HCA, Inc.	9.125%	11/15/2014	6,450	6,796,687

Total				16,195,437

Health Care Providers & Services 1.22%

Community Health Systems, Inc.	8.875%	7/15/2015	7,000	7,437,500
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,863,125
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	4,250,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	3,174,937

Total				18,725,562

Hotels, Restaurants & Leisure 1.15%

Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,117,150
Marina District Finance Co., Inc.†	9.875%	8/15/2018	3,000	3,142,500
McDonald’s Corp.	5.00%	2/1/2019	1,800	1,981,746
River Rock Entertainment Authority (The)	9.75%	11/1/2011	1,700	1,610,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Restaurants & Leisure (continued)

Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	$2,000	$2,290,000
Station Casinos, Inc.(f)	6.50%	2/1/2014	4,000	400
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	3,000	3,352,500
Wyndham Worldwide Corp.	5.75%	2/1/2018	1,000	1,035,093
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	1,000	1,062,500

Total				17,592,639

Household Durables 0.37%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	725	755,813
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,675	1,823,656
Lennar Corp.	12.25%	6/1/2017	2,500	3,112,500

Total				5,691,969

Independent Power Producers & Energy Traders 0.78%

AES Corp. (The)	8.00%	10/15/2017	2,500	2,725,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	5,000	4,037,500
Mirant Americas Generation LLC	9.125%	5/1/2031	5,000	5,225,000

Total				11,987,500

Information Technology Services 0.61%

SunGard Data Systems, Inc.†	7.375%	11/15/2018	2,000	2,075,000
SunGard Data Systems, Inc.†	7.625%	11/15/2020	900	933,750
SunGard Data Systems, Inc.	10.25%	8/15/2015	6,000	6,337,500

Total				9,346,250

Insurance 0.21%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	2,500	3,281,250

Leisure Equipment & Products 0.32%

Expedia, Inc.	8.50%	7/1/2016	1,500	1,655,625
Speedway Motorsports, Inc.	8.75%	6/1/2016	3,000	3,311,250

Total				4,966,875

Machinery 0.19%

Oshkosh Corp.	8.50%	3/1/2020	2,500	2,831,250

Media 1.12%

Affinion Group, Inc.	11.50%	10/15/2015	4,000	4,230,000
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	3,500	3,793,125
Gray Television, Inc.	10.50%	6/29/2015	1,500	1,601,250
Mediacom Broadband LLC	8.50%	10/15/2015	4,175	4,362,875
Mediacom Communications Corp.	9.125%	8/15/2019	1,500	1,601,250
WMG Acquisition Corp.	9.50%	6/15/2016	1,420	1,519,400

Total				17,107,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Mining 0.80%

Cliffs Natural Resources, Inc.	5.90%	3/15/2020	$3,500	$3,751,619
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	6.875%	2/1/2018	1,525	1,570,750
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	3,500	3,889,676
Noranda Aluminum Acquisition Corp. PIK	5.193%#	5/15/2015	3,320	3,052,915

Total				12,264,960

Multi-Line Retail 0.19%

Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	2,500	2,906,250

Multi-Utilities 0.53%

Black Hills Corp.	9.00%	5/15/2014	3,650	4,176,286
NiSource Finance Corp.	10.75%	3/15/2016	3,000	3,930,234

Total				8,106,520

Oil, Gas & Consumable Fuels 2.48%

Chaparral Energy, Inc.†	8.25%	9/1/2021	3,500	3,570,000
Concho Resources, Inc.	7.00%	1/15/2021	2,000	2,100,000
CONSOL Energy, Inc.†	8.25%	4/1/2020	3,500	3,876,250
Continental Resources, Inc.	8.25%	10/1/2019	6,000	6,645,000
El Paso Corp.	7.00%	6/15/2017	2,630	2,951,436
El Paso Corp.	7.25%	6/1/2018	3,300	3,749,067
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	2,500	2,531,250
Forest Oil Corp.	7.25%	6/15/2019	2,000	2,080,000
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	1,850	1,974,875
Oasis Petroleum, Inc.†	7.25%	2/1/2019	3,200	3,256,000
SM Energy Co.†	6.625%	2/15/2019	2,000	2,027,500
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,237,120
Whiting Petroleum Corp.	6.50%	10/1/2018	1,000	1,042,500

Total				38,040,998

Personal Products 0.15%

Elizabeth Arden, Inc.†	7.375%	3/15/2021	2,150	2,268,250

Pharmaceuticals 0.26%

Mylan, Inc.†	7.625%	7/15/2017	650	717,438
Mylan, Inc.†	7.875%	7/15/2020	650	729,625
Valeant Pharmaceuticals International†	6.75%	8/15/2021	2,500	2,525,000

Total				3,972,063

Real Estate Investment Trusts 0.11%

ProLogis	6.875%	3/15/2020	1,500	1,672,704

Road & Rail 0.18%

Florida East Coast Railway Corp.†	8.125%	2/1/2017	2,600	2,730,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialty Retail 0.40%

Brookstone Co., Inc.†	13.00%	10/15/2014	$1,564	$1,446,700
Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,600,000

Total				6,046,700

Textiles, Apparel & Luxury Goods 0.24%

Polymer Group, Inc.†	7.75%	2/1/2019	3,500	3,661,875

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(f)	6.875%	6/15/2011	4,350	16,313

Tobacco 0.09%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	1,375	1,430,000

Transportation Infrastructure 0.09%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	1,500	1,407,765

Wireless Telecommunication Services 0.59%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	2,000	2,165,000
Sprint Capital Corp.	6.90%	5/1/2019	5,000	5,068,750
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,500	1,728,750

Total				8,962,500

Total High Yield Corporate Bonds (cost $316,361,561)				327,951,702

			Shares (000)
PREFERRED STOCK 0.02%

Thrifts & Mortgage Finance

Fannie Mae* (cost $ 3,071,479)	Zero Coupon		122	238,485

	Exercise Price	Expiration Date
WARRANTS 0.03%

Auto Components 0.02%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	8	227,024
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	7	182,140

Total				409,164

Media 0.01%

Charter Communications, Inc.*	46.86	11/30/2014	9	104,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND February 28, 2011

Investments		Value
WARRANTS (continued)

Total Warrants (cost $175,119)		$513,939

Total Long-Term Investments (cost $1,272,238,499)		1,507,504,971

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.08%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $16,915,000 of Federal National Mortgage Assoc. at 0.875% due 12/28/2012; value: $16,915,000; proceeds: $16,581,424 (cost $16,581,415)	$16,581	16,581,415

Total Investments in Securities 99.51% (cost $1,288,819,914)		1,524,086,386

Cash, Foreign Cash and Other Assets in Excess of Liabilities(h) 0.49%		7,554,067

Net Assets 100.00%		$1,531,640,453

ADR American Depositary Receipt.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2011.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ending February 28, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at February 28, 2011
Common Stock	May 24, 2010	112,304	$2,473,355	$49.25
Convertible Preferred Stock	May 24, 2010	3,840	384,000	212.50
Convertible Preferred Stock	July 19, 2010	40	4,000	212.50
Warrant	May 27, 2010	6,505	—	28.00

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value price per share on February 28, 2011 is $45.77.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at February 28, 2011.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted security.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

Open Futures Contracts at February 28, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2011	125	Short	$(14,880,859)	$(116,833)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.-CLASSIC STOCK FUND February 28, 2011

Investments	Shares	Value (000)
COMMON STOCKS 95.53%

Aerospace & Defense 2.69%

Boeing Co. (The)	9,996	$720
Goodrich Corp.	87,300	7,528
Honeywell International, Inc.	143,500	8,310
Precision Castparts Corp.	50,600	7,173
United Technologies Corp.	106,900	8,930

Total		32,661

Airlines 0.34%

AMR Corp.*	613,500	4,135

Automobiles 0.41%

General Motors Co.*	147,743	4,954

Beverages 2.06%

Coca-Cola Co. (The)	189,900	12,138
PepsiCo, Inc.	202,700	12,855

Total		24,993

Biotechnology 1.48%

Amgen, Inc.*	46,700	2,397
Celgene Corp.*	91,300	4,848
Gilead Sciences, Inc.*	59,724	2,328
Human Genome Sciences, Inc.*	296,600	7,424
Vertex Pharmaceuticals, Inc.*	21,900	1,022

Total		18,019

Capital Markets 4.38%

Bank of New York Mellon Corp. (The)	103,118	3,134
Franklin Resources, Inc.	15,500	1,947
Goldman Sachs Group, Inc. (The)	131,000	21,455
Morgan Stanley	372,000	11,041
State Street Corp.	134,300	6,006
T. Rowe Price Group, Inc.	144,400	9,672

Total		53,255

Chemicals 5.61%

Albemarle Corp.	96,900	5,578
Celanese Corp. Series A	155,500	6,445
CF Industries Holdings, Inc.	37,600	5,312
Dow Chemical Co. (The)	347,500	12,913
E.I. du Pont de Nemours & Co.	107,600	5,904
LyondellBasell Industries NV Class A (Netherlands)*(a)	111,000	4,227
Monsanto Co.	167,445	12,038
Mosaic Co. (The)	32,400	2,782
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	210,300	12,954

Total		68,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CLASSIC STOCK FUND February 28, 2011

Investments	Shares	Value (000)
Commercial Banks 4.70%

Fifth Third Bancorp	687,800	$10,042
PNC Financial Services Group, Inc. (The)	143,300	8,842
Regions Financial Corp.	812,200	6,205
SunTrust Banks, Inc.	182,600	5,509
U.S. Bancorp	332,000	9,206
Wells Fargo & Co.	538,700	17,378

Total		57,182

Communications Equipment 2.02%

Cisco Systems, Inc.*	291,500	5,410
QUALCOMM, Inc.	320,500	19,095

Total		24,505

Computers & Peripherals 6.34%

Apple, Inc.*	125,300	44,257
Dell, Inc.*	682,100	10,798
EMC Corp.*	466,700	12,699
Hewlett-Packard Co.	186,968	8,157
SMART Technologies, Inc. Class A (Canada)*(a)	131,400	1,208

Total		77,119

Consumer Finance 1.01%

Capital One Financial Corp.	248,000	12,343

Diversified Financial Services 4.84%

Bank of America Corp.	1,624,748	23,218
Citigroup, Inc.*	2,168,900	10,150
JPMorgan Chase & Co.	546,228	25,503

Total		58,871

Diversified Telecommunication Services 1.97%

AT&T, Inc.	366,402	10,398
CenturyLink, Inc.	209,900	8,644
Verizon Communications, Inc.	131,700	4,862

Total		23,904

Electric: Utilities 0.50%

NextEra Energy, Inc.	60,932	3,380
Progress Energy, Inc.	57,800	2,642

Total		6,022

Electrical Equipment 0.73%

Emerson Electric Co.	149,278	8,906

Electronic Equipment, Instruments & Components 0.81%

Corning, Inc.	276,103	6,367
Dolby Laboratories, Inc. Class A*	69,600	3,520

Total		9,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CLASSIC STOCK FUND February 28, 2011

Investments	Shares	Value (000)
Energy Equipment & Services 3.19%

Schlumberger Ltd.	352,075	$32,891
Weatherford International Ltd. (Switzerland)*(a)	241,600	5,842

Total		38,733

Food & Staples Retailing 0.79%

CVS Caremark Corp.	183,548	6,068
Wal-Mart Stores, Inc.	69,000	3,587

Total		9,655

Food Products 0.23%

Kellogg Co.	51,600	2,764

Health Care Equipment & Supplies 0.50%

Baxter International, Inc.	114,587	6,090

Health Care Providers & Services 1.83%

Express Scripts, Inc.*	264,900	14,893
Medco Health Solutions, Inc.*	119,502	7,366

Total		22,259

Health Care Technology 0.04%

athenahealth, Inc.*	11,100	503

Hotels, Restaurants & Leisure 6.32%

Boyd Gaming Corp.*	179,700	1,921
Carnival Corp.	301,700	12,874
Darden Restaurants, Inc.	81,800	3,855
Gaylord Entertainment Co.*	163,400	5,887
Hyatt Hotels Corp. Class A*	130,539	5,972
Marriott International, Inc. Class A	385,578	15,119
MGM Resorts International*	763,400	10,642
Royal Caribbean Cruises Ltd.*	74,800	3,275
Starwood Hotels & Resorts Worldwide, Inc.	140,100	8,560
Wynn Resorts Ltd.	71,000	8,728

Total		76,833

Household Products 1.78%

Colgate-Palmolive Co.	78,455	6,160
Procter & Gamble Co. (The)	245,297	15,466

Total		21,626

Industrial Conglomerates 1.24%

General Electric Co.	722,800	15,121

Information Technology Services 0.27%

MasterCard, Inc. Class A	13,700	3,296

Insurance 1.49%

MetLife, Inc.	182,900	8,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CLASSIC STOCK FUND February 28, 2011

Investments	Shares	Value (000)
Insurance (continued)

Prudential Financial, Inc.	143,500	$9,447

Total		18,109

Internet & Catalog Retail 0.10%

Amazon.com, Inc.*	7,100	1,230

Internet Software & Services 1.95%

Akamai Technologies, Inc.*	8,800	330
Google, Inc. Class A*	38,100	23,371

Total		23,701

Machinery 2.31%

Dover Corp.	110,700	7,112
Eaton Corp.	72,900	8,076
PACCAR, Inc.	161,700	8,106
Parker Hannifin Corp.	53,700	4,789

Total		28,083

Media 2.80%

DreamWorks Animation SKG, Inc. Class A*	63,500	1,754
Interpublic Group of Cos., Inc. (The)*	982,900	12,974
Time Warner, Inc.	193,200	7,380
Walt Disney Co. (The)	273,137	11,947

Total		34,055

Metals & Mining 2.43%

Freeport-McMoRan Copper & Gold, Inc.	194,130	10,279
Newmont Mining Corp.	119,000	6,577
Reliance Steel & Aluminum Co.	69,000	3,818
United States Steel Corp.	153,500	8,825

Total		29,499

Multi-Line Retail 2.19%

J.C. Penney Co., Inc.	192,000	6,712
Kohl’s Corp.*	46,600	2,511
Macy’s, Inc.	220,900	5,280
Target Corp.	229,900	12,081

Total		26,584

Multi-Utilities 0.61%

Dominion Resources, Inc.	86,500	3,947
PG&E Corp.	75,200	3,464

Total		7,411

Oil, Gas & Consumable Fuels 9.16%

Apache Corp.	72,700	9,060
BP plc ADR	36,500	1,769
Chevron Corp.	118,900	12,336
Continental Resources, Inc.*	77,000	5,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CLASSIC STOCK FUND February 28, 2011

Investments	Shares	Value (000)
Oil, Gas & Consumable Fuels (continued)

Devon Energy Corp.	67,661	$6,187
EOG Resources, Inc.	57,100	6,413
Exxon Mobil Corp.	248,315	21,238
Hess Corp.	204,900	17,833
Marathon Oil Corp.	33,900	1,681
Occidental Petroleum Corp.	81,700	8,331
Petrohawk Energy Corp.*	76,400	1,650
Range Resources Corp.	35,500	1,928
Southwestern Energy Co.*	80,100	3,162
Suncor Energy, Inc. (Canada)(a)	306,493	14,411

Total		111,353

Pharmaceuticals 3.23%

Abbott Laboratories	65,600	3,155
Johnson & Johnson	235,700	14,482
Merck & Co., Inc.	148,300	4,830
Pfizer, Inc.	876,100	16,856

Total		39,323

Professional Services 1.34%

Monster Worldwide, Inc.*	946,604	16,234

Real Estate Investment Trusts 0.84%

Host Hotels & Resorts, Inc.	552,161	10,160

Road & Rail 2.26%

Hertz Global Holdings, Inc.*	563,400	8,569
Union Pacific Corp.	197,900	18,882

Total		27,451

Semiconductors & Semiconductor Equipment 2.56%

Broadcom Corp. Class A	110,000	4,534
Intel Corp.	549,800	11,804
Micron Technology, Inc.*	821,800	9,147
Texas Instruments, Inc.	157,500	5,609

Total		31,094

Software 4.08%

Activision Blizzard, Inc.	670,926	7,461
Adobe Systems, Inc.*	358,253	12,360
Microsoft Corp.	312,800	8,314
Oracle Corp.	288,300	9,485
Shanda Games Ltd. ADR*	59,100	361
VMware, Inc. Class A*	138,300	11,569

Total		49,550

Specialty Retail 1.85%

Best Buy Co., Inc.	58,500	1,886
Dick’s Sporting Goods, Inc.*	457,425	16,989
Home Depot, Inc. (The)	96,900	3,631

Total		22,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.-CLASSIC STOCK FUND February 28, 2011

Investments	Shares	Value (000)
Tobacco 0.25%

Altria Group, Inc.	119,500	$3,032

Total Common Stocks (cost $842,417,317)		1,161,164

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.43%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $53,400,000 of Federal Home Loan Bank at 2.00% due 9/14/2012; value: $55,002,000; proceeds: $53,921,478 (cost $53,921,448)	$53,921	53,921

Total Investments in Securities 99.96% (cost $896,338,765)		1,215,085

Other Assets in Excess of Liabilities 0.04%		440

Net Assets 100.00%		$1,215,525

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND February 28, 2011

Investments	Shares	Value (000)
COMMON STOCKS 100.06%

Aerospace & Defense 0.64%

Spirit AeroSystems Holdings, Inc. Class A*	181,084	$4,706

Airlines 0.53%

United Continental Holdings, Inc.*	161,404	3,880

Auto Components 1.24%

Gentex Corp.	176,372	5,341
Lear Corp.*	34,945	3,697

Total		9,038

Automobiles 1.14%

Harley-Davidson, Inc.	203,824	8,320

Biotechnology 2.07%

Alexion Pharmaceuticals, Inc.*	104,897	10,099
Onyx Pharmaceuticals, Inc.*	142,385	5,018

Total		15,117

Capital Markets 5.85%

Affiliated Managers Group, Inc.*	53,311	5,691
Ameriprise Financial, Inc.	93,695	5,933
BlackRock, Inc.	25,506	5,203
Invesco Ltd.	202,947	5,447
Lazard Ltd. Class A	182,888	8,047
LPL Investment Holdings, Inc.*	123,035	4,135
T. Rowe Price Group, Inc.	124,698	8,352

Total		42,808

Chemicals 3.55%

Celanese Corp. Series A	136,081	5,641
CF Industries Holdings, Inc.	34,824	4,920
Eastman Chemical Co.	55,799	5,212
Huntsman Corp.	247,500	4,368
LyondellBasell Industries NV Class A (Netherlands)*(a)	151,853	5,783

Total		25,924

Commercial Services & Supplies 0.76%

Stericycle, Inc.*	64,429	5,568

Communications Equipment 3.35%

Acme Packet, Inc.*	33,775	2,541
Ciena Corp.*	213,437	5,885
F5 Networks, Inc.*	43,393	5,121
Finisar Corp.*	145,874	5,984
Juniper Networks, Inc.*	112,754	4,961

Total		24,492

Computers & Peripherals 1.28%

NetApp, Inc.*	180,534	9,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND February 28, 2011

Investments	Shares	Value (000)
Construction & Engineering 0.84%

Chicago Bridge & Iron Co. NV (Netherlands)*(a)	172,582	$6,130

Diversified Consumer Services 0.50%

Weight Watchers International, Inc.	60,057	3,671

Diversified Financial Services 0.77%

Moody’s Corp.	177,436	5,660

Electrical Equipment 4.72%

AMETEK, Inc.	147,309	6,180
Cooper Industries plc	140,226	9,024
First Solar, Inc.*	28,361	4,180
General Cable Corp.*	84,614	3,674
Rockwell Automation, Inc.	130,344	11,435

Total		34,493

Electronic Equipment, Instruments & Components 1.97%

Agilent Technologies, Inc.*	247,157	10,400
Amphenol Corp. Class A	69,808	4,013

Total		14,413

Energy Equipment & Services 3.46%

Atwood Oceanics, Inc.*	78,398	3,569
Cameron International Corp.*	93,141	5,507
CARBO Ceramics, Inc.	27,539	3,414
FMC Technologies, Inc.*	80,948	7,613
Weatherford International Ltd. (Switzerland)*(a)	213,784	5,169

Total		25,272

Food & Staples Retailing 0.99%

Whole Foods Market, Inc.	123,300	7,220

Food Products 0.95%

Green Mountain Coffee Roasters, Inc.*	170,584	6,956

Health Care Equipment & Supplies 3.00%

DENTSPLY International, Inc.	158,760	5,933
Edwards Lifesciences Corp.*	17,674	1,503
Hospira, Inc.*	137,989	7,293
Intuitive Surgical, Inc.*	22,035	7,226

Total		21,955

Health Care Providers & Services 1.99%

AmerisourceBergen Corp.	109,983	4,169
Express Scripts, Inc.*	93,232	5,242
Humana, Inc.*	79,425	5,163

Total		14,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND February 28, 2011

Investments	Shares	Value (000)
Health Care Technology 1.37%

Allscripts Healthcare Solutions, Inc.*	223,655	$4,775
SXC Health Solutions Corp.*	105,735	5,218

Total		9,993

Hotels, Restaurants & Leisure 4.27%

Chipotle Mexican Grill, Inc.*	14,636	3,586
Gaylord Entertainment Co.*	168,434	6,069
MGM Resorts International*	261,651	3,647
Royal Caribbean Cruises Ltd.*	79,645	3,488
Starwood Hotels & Resorts Worldwide, Inc.	118,090	7,215
Wynn Resorts Ltd.	58,612	7,205

Total		31,210

Household Durables 0.37%

Whirlpool Corp.	32,843	2,710

Information Technology Services 2.31%

Paychex, Inc.	175,506	5,902
VeriFone Systems, Inc.*	95,422	4,336
Western Union Co. (The)	302,828	6,659

Total		16,897

Insurance 1.94%

Marsh & McLennan Cos., Inc.	276,263	8,409
Principal Financial Group, Inc.	169,148	5,795

Total		14,204

Internet & Catalog Retail 0.93%

priceline.com, Inc.*	15,058	6,835

Internet Software & Services 1.17%

Akamai Technologies, Inc.*	127,757	4,795
Baidu, Inc. ADR*	30,960	3,751

Total		8,546

Leisure Equipment & Products 0.93%

Hasbro, Inc.	152,160	6,832

Life Sciences Tools & Services 0.75%

Illumina, Inc.*	78,719	5,463

Machinery 7.79%

Cummins, Inc.	76,738	7,760
Deere & Co.	49,463	4,459
Dover Corp.	118,165	7,592
Eaton Corp.	30,225	3,348
Flowserve Corp.	65,355	8,167
Ingersoll-Rand plc (Ireland)(a)	161,040	7,295
Joy Global, Inc.	56,829	5,534
Kennametal, Inc.	70,652	2,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND February 28, 2011

Investments	Shares	Value (000)
Machinery (continued)

Pall Corp.	73,215	$3,980
Parker Hannifin Corp.	68,722	6,129

Total		56,981

Media 3.19%

Discovery Communications, Inc. Class A*	169,693	7,315
Interpublic Group of Cos., Inc. (The)*	606,474	8,005
Lamar Advertising Co. Class A*	56,865	2,205
Scripps Networks Interactive, Inc. Class A	111,991	5,817

Total		23,342

Metals & Mining 2.21%

Cliffs Natural Resources, Inc.	97,901	9,503
Walter Energy, Inc.	54,691	6,618

Total		16,121

Multi-Line Retail 1.05%

Nordstrom, Inc.	170,408	7,713

Oil, Gas & Consumable Fuels 4.60%

Concho Resources, Inc.*	96,332	10,261
CONSOL Energy, Inc.	100,323	5,087
Continental Resources, Inc.*	92,134	6,406
Resolute Energy Corp.*	250,418	4,540
Whiting Petroleum Corp.*	111,848	7,308

Total		33,602

Paper & Forest Products 0.94%

International Paper Co.	247,715	6,882

Pharmaceuticals 0.85%

Watson Pharmaceuticals, Inc.*	111,104	6,221

Professional Services 1.66%

Monster Worldwide, Inc.*	331,980	5,693
Robert Half International, Inc.	201,467	6,427

Total		12,120

Real Estate Management & Development 1.29%

CB Richard Ellis Group, Inc. Class A*	377,041	9,441

Road & Rail 0.86%

Kansas City Southern*	116,473	6,271

Semiconductors & Semiconductor Equipment 7.33%

Analog Devices, Inc.	196,626	7,841
ARM Holdings plc ADR	151,029	4,572
Atmel Corp.*	381,938	5,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND February 28, 2011

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment (continued)

Avago Technologies Ltd. (Singapore)(a)	155,780	$5,295
Cypress Semiconductor Corp.*	238,207	4,993
Linear Technology Corp.	148,333	5,126
NetLogic Microsystems, Inc.*	142,413	5,895
NVIDIA Corp.*	395,132	8,954
Skyworks Solutions, Inc.*	148,016	5,320

Total		53,603

Software 5.83%

ANSYS, Inc.*	78,013	4,394
BMC Software, Inc.*	139,647	6,913
Citrix Systems, Inc.*	101,163	7,098
Nuance Communications, Inc.*	237,582	4,433
Red Hat, Inc.*	118,114	4,876
Rovi Corp.*	71,160	3,944
salesforce.com, Inc.*	60,963	8,064
SuccessFactors, Inc.*	80,600	2,894

Total		42,616

Specialty Retail 6.83%

Abercrombie & Fitch Co. Class A	87,957	5,046
Bed Bath & Beyond, Inc.*	91,023	4,383
Dick’s Sporting Goods, Inc.*	166,244	6,174
Limited Brands, Inc.	194,852	6,239
O’Reilly Automotive, Inc.*	51,444	2,859
Ross Stores, Inc.	139,045	10,017
Tiffany & Co.	108,103	6,654
Tractor Supply Co.	123,011	6,405
ULTA Salon, Cosmetics & Fragrance, Inc.*	52,308	2,183

Total		49,960

Textiles, Apparel & Luxury Goods 1.99%

Coach, Inc.	144,002	7,909
lululemon athletica, Inc. (Canada)*(a)	57,813	4,486
Phillips-Van Heusen Corp.	35,805	2,149

Total		14,544

Total Common Stocks (cost $546,819,057)		731,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND February 28, 2011

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.13%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $990,000 of Federal National Mortgage Assoc. at 0.875% due 12/28/2012; value: $990,000; proceeds: $969,824 (cost $969,824)	$970	$970

Total Investments in Securities 100.19% (cost $547,788,881)		732,600

Liabilities in Excess of Other Assets (0.19%)		(1,402)

Net Assets 100.00%		$731,198

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.-SMALL CAP VALUE FUND February 28, 2011

Investments	Shares	Value (000)
COMMON STOCKS 93.89%

Aerospace & Defense 4.01%

AAR Corp.*	1,354,664	$36,969
Curtiss-Wright Corp.	948,955	35,016
Hexcel Corp.*	3,363,973	62,402
Moog, Inc. Class A*	865,262	39,292

Total		173,679

Air Freight & Logistics 2.92%

Atlas Air Worldwide Holdings, Inc.*	736,400	50,281
Hub Group, Inc. Class A*	1,092,701	38,201
UTi Worldwide, Inc.	1,918,100	38,170

Total		126,652

Automobiles 0.82%

Thor Industries, Inc.	1,072,000	35,633

Capital Markets 0.76%

KBW, Inc.	1,209,500	30,951
Piper Jaffray Cos., Inc.*	46,200	1,901

Total		32,852

Chemicals 6.40%

Cabot Corp.	2,256,100	97,599
Ferro Corp.*	3,065,700	48,806
Koppers Holdings, Inc.(a)	1,358,800	54,909
Olin Corp.(a)	4,090,100	76,117

Total		277,431

Commercial Banks 7.50%

City National Corp.	665,100	39,181
Columbia Banking System, Inc.	1,671,676	33,166
Cullen/Frost Bankers, Inc.	47,821	2,800
CVB Financial Corp.	4,072,900	34,049
First Financial Bancorp	1,770,200	29,969
PacWest Bancorp	1,395,900	28,909
Signature Bank*	814,574	42,268
Susquehanna Bancshares, Inc.	3,553,300	33,970
SVB Financial Group*	601,600	32,595
Texas Capital Bancshares, Inc.*(a)	1,895,554	47,844

Total		324,751

Commercial Services & Supplies 0.84%

Korn/Ferry International*	1,584,800	36,229

Computers & Peripherals 0.85%

QLogic Corp.*	2,027,100	36,609

Construction & Engineering 3.21%

Chicago Bridge & Iron Co. NV (Netherlands)*(b)	2,129,700	75,647
EMCOR Group, Inc.*	1,107,900	35,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-SMALL CAP VALUE FUND February 28, 2011

Investments	Shares	Value (000)
Construction & Engineering (continued)

Granite Construction, Inc.	989,182	$28,192

Total		139,137

Containers & Packaging 1.81%

AptarGroup, Inc.	407,900	19,649
Greif, Inc. Class A	594,387	38,433
Silgan Holdings, Inc.	552,454	20,154

Total		78,236

Electrical Equipment 1.30%

II-VI, Inc.*	423,515	21,680
Regal Beloit Corp.	476,760	34,780

Total		56,460

Electronic Equipment, Instruments & Components 7.79%

Anixter International, Inc.	853,302	61,114
Coherent, Inc.*	895,800	55,316
Elster Group SE ADR*	1,155,728	18,434
Littelfuse, Inc.	1,046,534	55,288
Plexus Corp.*	1,689,872	53,113
Rogers Corp.*(a)	865,335	40,809
ScanSource, Inc.*(a)	1,467,725	53,616

Total		337,690

Energy Equipment & Services 4.34%

Bristow Group, Inc.*	777,069	37,237
Complete Production Services, Inc.*	1,057,545	30,468
GulfMark Offshore, Inc. Class A*	387,377	17,192
Key Energy Services, Inc.*	3,088,900	47,878
Superior Energy Services, Inc.*	1,438,498	55,109

Total		187,884

Food Products 0.77%

Dole Food Co., Inc.*	2,271,426	33,504

Gas Utilities 0.45%

New Jersey Resources Corp.	466,800	19,526

Health Care Equipment & Supplies 4.05%

American Medical Systems Holdings, Inc.*	1,863,400	40,827
Cooper Cos., Inc. (The)	494,368	30,562
Greatbatch, Inc.*	81,860	2,037
Haemonetics Corp.*	580,300	35,776
Integra LifeSciences Holdings*	475,598	23,851
Invacare Corp.	1,436,200	42,468

Total		175,521

Health Care Providers & Services 3.04%

Centene Corp.*	1,075,624	32,774
Gentiva Health Services, Inc.*	1,342,650	37,903
Healthspring, Inc.*	1,623,900	61,124

Total		131,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-SMALL CAP VALUE FUND February 28, 2011

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 2.48%

Cracker Barrel Old Country Store, Inc.	654,200	$32,605
Gaylord Entertainment Co.*	940,392	33,882
Orient-Express Hotels Ltd. Class A*	3,234,500	40,819

Total		107,306

Information Technology Services 1.44%

FleetCor Technologies, Inc.*	531,016	16,987
MAXIMUS, Inc.	615,389	45,539

Total		62,526

Insurance 1.82%

Alterra Capital Holdings Ltd.	1,752,180	37,900
Navigators Group, Inc. (The)*	782,600	41,055

Total		78,955

Life Sciences Tools & Services 1.03%

PAREXEL International Corp.*	1,899,900	44,591

Machinery 4.80%

EnPro Industries, Inc.*	610,600	24,229
Harsco Corp.	1,343,300	45,901
Kaydon Corp.	604,300	23,713
Kennametal, Inc.	1,062,300	40,856
WABCO Holdings, Inc.*	561,600	32,814
Watts Water Technologies, Inc. Class A	1,036,800	40,549

Total		208,062

Marine 1.46%

Kirby Corp.*	1,139,300	63,049

Metals & Mining 3.16%

Commercial Metals Co.	1,461,000	24,355
Compass Minerals International, Inc.	429,100	40,108
Reliance Steel & Aluminum Co.	933,800	51,667
RTI International Metals, Inc.*	727,022	20,720

Total		136,850

Multi-Line Retail 0.51%

Big Lots, Inc.*	533,100	21,873

Oil, Gas & Consumable Fuels 1.47%

Forest Oil Corp.*	648,500	23,015
SandRidge Energy, Inc.*	3,742,907	40,461

Total		63,476

Personal Products 0.41%

Herbalife Ltd.	224,900	17,634

Pharmaceuticals 0.90%

Par Pharmaceutical Cos., Inc.*	1,258,800	38,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-SMALL CAP VALUE FUND February 28, 2011

Investments	Shares	Value (000)
Professional Services 1.38%

FTI Consulting, Inc.*	572,700	$18,893
TrueBlue, Inc.*(a)	2,544,100	41,087

Total		59,980

Real Estate Investment Trusts 1.87%

Alexandria Real Estate Equities, Inc.	375,100	30,083
Entertainment Properties Trust	1,072,400	51,121

Total		81,204

Road & Rail 3.04%

Genesee & Wyoming, Inc. Class A*	536,326	27,937
Heartland Express, Inc.	2,917,014	48,393
Knight Transportation, Inc.	1,249,000	23,244
Werner Enterprises, Inc.	1,357,700	31,974

Total		131,548

Semiconductors & Semiconductor Equipment 3.91%

Cabot Microelectronics Corp.*	1,057,900	51,647
Diodes, Inc.*	1,322,900	38,311
PMC-Sierra, Inc.*	3,927,200	31,025
Teradyne, Inc.*	2,594,700	48,339

Total		169,322

Software 0.53%

Jack Henry & Associates, Inc.	715,800	22,841

Specialty Retail 6.66%

Aeropostale, Inc.*	1,056,100	27,395
Ascena Retail Group, Inc.*	1,249,461	39,033
Children’s Place Retail Stores, Inc. (The)*	761,900	34,819
Genesco, Inc.*	802,100	31,699
Jos. A. Bank Clothiers, Inc.*	834,600	38,483
Pacific Sunwear of California, Inc.*(a)	5,552,272	25,041
Penske Automotive Group, Inc.*	1,905,800	38,821
Rent-A-Center, Inc.	1,612,800	53,319

Total		288,610

Thrifts & Mortgage Finance 2.25%

MGIC Investment Corp.*	4,280,891	36,773
People’s United Financial, Inc.	2,193,548	28,911
Washington Federal, Inc.	1,794,400	31,886

Total		97,570

Trading Companies & Distributors 3.91%

GATX Corp.	1,200,850	41,658
MSC Industrial Direct Co., Inc. Class A	312,900	19,772
RSC Holdings, Inc.*	2,874,300	39,177
TAL International Group, Inc.	905,000	31,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.-SMALL CAP VALUE FUND February 28, 2011

Investments	Shares	Value (000)
Trading Companies & Distributors (continued)

WESCO International, Inc.*	641,900	$37,371

Total		169,544

Total Common Stocks (cost $2,917,445,624)		4,067,408

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.75%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $158,680,000 of Federal National Mortgage Assoc. at 4.375% due 3/15/2013, $75,000,000 of Federal National Mortgage Assoc. at 4.00% due 1/28/2013 and $1,730,000 of Federal National Mortgage Assoc. at 0.875% due 12/28/2012; value: $254,180,350; proceeds: $249,194,213 (cost $249,194,074)	$249,194	249,194

Total Investments in Securities 99.64% (cost $3,166,639,698)		4,316,602

Other Assets in Excess of Liabilities 0.36%		15,799

Net Assets 100.00%		$4,332,401

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Capital Structure Fund (“Capital Structure Fund”), Lord Abbett Classic Stock Fund (“Classic Stock Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Capital Structure Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Floating Rate Loans-Capital Structure Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2011, Capital Structure Fund had no unfunded loan commitments.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing each Fund’s investments carried at value:

Capital Structure Fund					Classic Stock Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$875,973,989	$5,530,972	$—	$881,504,961	$1,161,164	$—	$—	$1,161,164
Convertible Bonds	—	102,320,492	—	102,320,492	—	—	—	—
Convertible Preferred Stocks	68,673,150	47,716,450	—	116,389,600	—	—	—	—
Floating Rate Loans	—	6,079,355	—	6,079,355	—	—	—	—
Foreign Common Stocks	72,506,437	—	—	72,506,437	—	—	—	—
High Yield Corporate Bonds	—	327,951,702	—	327,951,702	—	—	—	—
Preferred Stock	238,485	—	—	238,485	—	—	—	—
Warrants	104,775	409,164	—	513,939	—	—	—	—
Repurchase Agreement	—	16,581,415	—	16,581,415	—	53,921	—	53,921

Total	$1,017,496,836	$506,589,550	$—	$1,524,086,386	$1,161,164	$53,921	$—	$1,215,085

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	—	(116,833)	—	(116,833)	—	—	—	—

Total	$—	$(116,833)	$—	$(116,833)	$—	$—	$—	$—

Growth Opportunities Fund					Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$731,630	$—	$—	$731,630	$4,067,408	$—	$—	$4,067,408
Repurchase Agreement	—	970	—	970	—	249,194	—	249,194

Total	$731,630	$970	$—	$732,600	$4,067,408	$249,194	$—	$4,316,602

*	See Schedule of Investments for values in each industry.

(i)	Disclosures about Derivative Instruments and Hedging Activities-Capital Structure Fund entered into U.S. Treasury futures contracts during the period ended February 28, 2011 (as described in note 2(d)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of February 28, 2011, Capital Structure Fund had a futures interest rate contract with a cumulative unrealized depreciation of $(116,833), which is included in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of February 28, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Capital Structure Fund	Classic Stock Fund
Tax cost	$1,291,235,119	$898,365,418

Gross unrealized gain	282,163,904	330,126,218
Gross unrealized loss	(49,312,637)	(13,406,423)

Net unrealized security gain	$232,851,267	$316,719,795

	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$548,230,797	$3,170,422,162

Gross unrealized gain	186,462,461	1,177,415,027
Gross unrealized loss	(2,093,577)	(31,235,363)

Net unrealized security gain	$184,368,884	$1,146,179,664

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended February 28, 2011:

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2011	Value at 2/28/2011	Net Realized Gain (Loss) 12/1/2010 to 2/28/2011(a)	Dividend Income 12/1/2010 to 2/28/2011(a)
Danvers Bancorp., Inc.(b)	1,355,600	50,000	(1,405,600)	—	$—	$6,781,044	$54,224
Koppers Holdings, Inc.	1,271,100	87,700	—	1,358,800	54,909,108	—	298,936
NutriSystem, Inc.(b)	1,363,100	—	(1,363,100)	—	—	(8,317,627)	—
Olin Corp.	4,145,000	—	(54,900)	4,090,100	76,116,761	(31,312)	818,020
Pacific Sunwear of California, Inc.	5,868,640	—	(316,368)	5,552,272	25,040,747	(614,759)	—
Rogers Corp.	987,435	—	(122,100)	865,335	40,809,199	(296,304)	—
ScanSource, Inc.	1,467,725	—	—	1,467,725	53,615,994	—	—
Texas Capital Bancshares, Inc.	1,895,554	—	—	1,895,554	47,843,783	—	—
TrueBlue, Inc.	2,698,700	—	(154,600)	2,544,100	41,087,215	583,329	—

Total					$339,422,807	$(1,895,629)	$1,171,180

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b) No longer an affiliated issuer as of February 28, 2011.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 25, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 25, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date April 25, 2011